Production costs - Disclosure of detailed information about production costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Production Costs [Abstract]
Raw materials and consumables	$ 52,680	$ 47,609
Salaries and employee benefits	26,663	19,957
Contractors and consultants	79,210	28,722
Change in ore stockpiles, gold-in-process and gold dore inventories	(16,708)	2,266
Insurance, government fees, permits and other	24,820	17,215
Total production costs	$ 166,665	$ 115,769